UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G
OF THE SECURITIES ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☒	__(c)(1)__Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period:

1 January 2009 to 31 December 2011

Date of Report: February 13, 2012

Commission File Number of securitizer: N/A

Central Index Key Number of securitizer: 0001542134

Nationwide Building Society

(Exact name of securitizer as specified in its charter)

Colin Grundy +44 (1604) 853696

Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity for the initial period pursuant to Rule 15Ga-1(c)(1):  ☒

Indicate by check mark whether the securitizer has no activity for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i):  ☐

Indicate by check mark whether the securitizer has no activity for the annual period pursuant to Rule 15Ga-1(c)(2)(ii):  ☐

SIGNATURE

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorised.

Dated: February 13, 2012

Nationwide Building Society
(securitizer)

	By	/s/ Andy Townsend
	Name:	Andy Townsend
	Title:	Divisional Director, Treasury